Subsequent Events (Details)																																		1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended
	Nov. 14, 2024 USD ($) $ / shares shares	Nov. 06, 2024 USD ($)	Nov. 05, 2024 USD ($)	Nov. 05, 2024 EUR (€)	Oct. 21, 2024 USD ($) $ / shares shares	Oct. 15, 2024 USD ($)	Oct. 11, 2024 $ / shares	Oct. 09, 2024 USD ($) shares	Oct. 08, 2024 USD ($) $ / shares shares	Oct. 07, 2024 USD ($) $ / shares shares	Oct. 03, 2024	Oct. 01, 2024 USD ($) $ / shares shares	Sep. 03, 2024 USD ($) $ / shares shares	Aug. 01, 2024 $ / shares shares	Jul. 02, 2024	May 08, 2024 $ / shares shares	Apr. 19, 2024 USD ($)	Mar. 19, 2024 USD ($) $ / shares shares	Feb. 26, 2024 USD ($)	Feb. 26, 2024 EUR (€)	Feb. 20, 2024 $ / shares shares	Feb. 05, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)	Jan. 23, 2024 $ / shares shares	Jan. 19, 2024 USD ($)	Jan. 19, 2024 EUR (€)	Jan. 16, 2024 USD ($)	Jan. 16, 2024 EUR (€)	Jan. 11, 2024 $ / shares shares	Jan. 03, 2024 USD ($) shares	Aug. 08, 2023 USD ($)	Feb. 28, 2023	Feb. 21, 2024 USD ($)	Jan. 19, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2022	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 EUR (€) shares	Nov. 12, 2024 $ / shares shares	Mar. 20, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 USD ($)	Mar. 31, 2022
Subsequent Events [Line Items]
Convertible Note													$ 54,265.09				$ 54,958.33																			$ 108,000		$ 1,137,000
Shares issued (in Shares) | shares																																										2,796,554	2,796,554
Price per share (in Dollars per share) | $ / shares														$ 6.65		$ 8.75					$ 8.75				$ 25.25																	$ 10
Outstanding amount owed																																						$ 2,000,000
Warrants to purchase shares (in Shares) | shares																																										90,000	90,000
Warrant exercise price (in Dollars per share) | $ / shares																																										$ 0.01
Fair value																																										$ 86,000
Repayment of sponsor's debt | €																																							€ 10,000,000
Share price (in Dollars per share) | $ / shares																																										$ 5
Aggregate principal amount																																											€ 150,000,000	$ 159,000,000
Common stock par value (in Dollars per share) | $ / shares																																				$ 0.0001		$ 0.0001				0.0001
Original issue discount																																						4.99%	4.99%
Maturity date																																				Oct. 01, 2025		Oct. 01, 2025
Interest rate																																													97.00%
Convertible note																																				$ 79,545		$ 79,545
Percentage of convertible price																																						92.00%	92.00%
Trading days																																						20 days	20 days
Exchange per share (in Dollars per share) | $ / shares														$ 6.65
Market value of shares																																						$ 9,658,000
Transaction of consideration (in Euro)																																		$ 7,100,000	$ 59,400,000
Promissory Note [Member]
Subsequent Events [Line Items]
Outstanding amount owed																																$ 650,000
Maturity date															Nov. 30, 2024																		May 31, 2024				Jun. 29, 2023
Warrant exercise price (in Dollars per share) | $ / shares																																				$ 0.25		$ 0.25				$ 0.01
Convertible Note [Member]
Subsequent Events [Line Items]
Trading days																																						10 days	10 days
Conversion price (in Dollars per share) | $ / shares																																				$ 0.75		$ 0.75
Maximum [Member]
Subsequent Events [Line Items]
Original issue discount																																						9.99%	9.99%
Interest rate																																				18.00%		18.00%
Minimum [Member]
Subsequent Events [Line Items]
Original issue discount																																						4.99%	4.99%
Interest rate																																				7.00%		7.00%
Common Stock [Member]
Subsequent Events [Line Items]
Convertible Note
Shares of restricted common stock (in Shares) | shares																																				18,456		71,256	71,256
Shares issued (in Shares) | shares																																										225,000	225,000
Shares issued (in Shares) | shares														8,262		4,000					4,000				3,252
Market value of shares																																						$ 1,000
Unrestricted Common Stock [Member]
Subsequent Events [Line Items]
Common stock par value (in Dollars per share) | $ / shares													$ 5.32
Shares issued (in Shares) | shares													10,194	8,262
Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible Note	$ 292,500				$ 378,000				$ 894,100	$ 53,500																					$ 1,000,000
Amount received on sale																												$ 7,000,000	€ 6,500,000
Warrant exercise price (in Dollars per share) | $ / shares					$ 2							$ 2										$ 0.01																		$ 1.5
Fair value																						$ 86,000
Repayment of sponsor's debt																		$ 1,400,000
Aggregate principal amount												$ 2,500,000
Percentage of convertible note												12.00%
Common stock par value (in Dollars per share) | $ / shares							$ 0.0001					$ 0.0001
Original issue discount												50.00%
Warrant purchase (in Shares) | shares					162,628							212,784																												283,714
Gross proceeds					$ 535,000							$ 700,000
Original issue discount					12.00%							12.00%
Trading days											5 days
Reverse stock split							one-for-25 (1:25) reverse stock split
Exchange per share (in Dollars per share) | $ / shares	$ 1.5				$ 2				$ 2	$ 2
Market value of shares		$ 35,000,000						$ 2.7
Investment tax credit						$ 1,740,000
Transaction of consideration (in Euro) | €				€ 10
Debt			$ 30,000,000
Shareholders equity			$ 4,000,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares					$ 1.5																																			$ 1.5
Warrant purchase (in Shares) | shares					216,838																																			303,978
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Maturity date																						Feb. 28, 2025
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Percentage of shareholder																														80.00%
Subsequent Event [Member] | Maximum [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Outstanding amount owed																						$ 3.55
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Percentage of shareholder																														72.00%
Subsequent Event [Member] | Minimum [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Outstanding amount owed																						$ 3.2
Subsequent Event [Member] | Poland [Member]
Subsequent Events [Line Items]
Amount received on sale																										$ 59,100,000	€ 54,400,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares					$ 2.2																																			$ 2.2
Share price (in Dollars per share) | $ / shares																																									$ 1
Warrant purchase (in Shares) | shares					16,263																																			21,278
Gross proceeds					$ 750,000
Reverse stock split											1-for-25
Subsequent Event [Member] | Unrestricted Common Stock [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares	195,000				189,000			20,000	447,050	26,750
Subsequent Event [Member] | Call Option [Member]
Subsequent Events [Line Items]
Exercise call options																			$ 6,200,000	€ 5,700,000			$ 69,500,000	€ 59,100,000
Subsequent Event [Member] | Restricted Common Stock [Member]
Subsequent Events [Line Items]
Shares of restricted common stock (in Shares) | shares																															1,320,000
Shares issued (in Shares) | shares																		225,000			100,000				81,301					7,765,000
Price per share (in Dollars per share) | $ / shares																		$ 0.47			$ 0.35				$ 1.01					$ 1.23
Warrants to purchase shares (in Shares) | shares																						90,000